Other disclosures - Risk Management and Principal Risks (audited)	12 Months Ended
Dec. 31, 2018
Other disclosures - Risk Management and Principal Risks
Other disclosures - Risk Management and Principal Risks (audited)

Credit risk (audited)

The risk of loss to the firm from the failure of clients, customers or counterparties, including sovereigns, to fully honour their obligations to the firm, including the whole and timely payment of principal, interest, collateral and other receivables.

Overview

The credit risk that Barclays Bank Group faces arises from wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts with clients; trading activities, including: debt securities, settlement balances with market counterparties, FVOCI assets and reverse repurchase loans.

Credit risk management objectives are to:

  maintain a framework of controls to oversee credit risk;
  identify, assess and measure credit risk clearly and accurately across Barclays Bank Group and within each separate business, from the level of individual facilities up to the total portfolio;
  control and plan credit risk taking in line with external stakeholder expectations and avoiding undesirable concentrations;
  monitor credit risk and adherence to agreed controls;
  enable risk-reward objectives to be met.

Organisation and structure

Wholesale and retail portfolios are managed separately to reflect the differing nature of the assets; wholesale balances tend to be larger and are managed on an individual basis, while retail balances are greater in number but lesser in value and are, therefore, managed in aggregated segments.

The credit risk management teams in Barclays Bank Group are accountable to the Barclays Bank PLC CRO, who reports to the Barclays Group CRO.

Roles and responsibilities

The responsibilities of the credit risk management teams in the businesses, the sanctioning team and other shared services include: sanctioning new credit agreements (principally wholesale); setting strategies for approval of transactions (principally retail); setting risk appetite; monitoring risk against limits and other parameters; maintaining robust processes, data gathering, quality, storage and reporting methods for effective credit risk management; performing effective turnaround and workout scenarios for wholesale portfolios via dedicated restructuring and recoveries teams; maintaining robust collections and recovery processes/units for retail portfolios; and development of credit risk measurement models.

For wholesale portfolios, credit risk approval is undertaken by experienced credit risk professionals operating within a clearly defined delegated authority framework, with only the most senior credit officers assigned the higher levels of delegated authority. The largest credit exposures, which are outside the Risk Sanctioning Unit or Risk Distribution Committee authority, require the support of the Barclays Bank PLC Senior Credit Officer. For exposures in excess of the Barclays Bank PLC Senior Credit Officer’s authority, approval by the Barclays Group Senior Credit Officer/Barclays PLC Board Risk Committee is also required. Barclays Group Credit Risk Committee, attended by the Barclays Bank PLC Senior Credit Officer, provides a formal mechanism for the Barclays Group Senior Credit Officer to exercise the highest level of credit authority over the most material Barclays Group single name exposures.

In the wholesale portfolios, credit risk managers are organised in sanctioning teams by geography, industry and/or product.

The role of the Central Risk function is to provide Barclays Group-wide direction, oversight and challenge of credit risk taking. Central Risk sets the Credit Risk Control Framework, which provides the structure within which credit risk is managed, together with supporting credit risk policies and standards.

Governance and oversight of expected credit losses

Barclays Bank Group relies on Barclays Group processes in overseeing the estimation of ECL, including: i) setting requirements in policy, including key assumptions and the application of key judgements; and ii) the design and execution of models.

  Impairment policy requirements are set and reviewed regularly by Barclays Group, at a minimum annually, to maintain adherence to accounting standards. Key judgements inherent in policy, including the estimated life of revolving credit facilities and the quantitative criteria for assessing the significant increase in credit risk (SICR), are separately supported by analytical study. In particular, the quantitative thresholds used for assessing SICR are subject to a number of internal validation criteria, particularly in retail portfolios where thresholds decrease as the origination PD of each facility increases. Key policy requirements are also typically aligned to Barclays Bank Group’s credit risk management strategy and practices, for example, wholesale customers that are risk managed on an individual basis are assessed for ECL on an individual basis upon entering Stage 3; furthermore, key internal risk management indicators of high risk are used to set SICR policy, for example, retail customers identified as High Risk Management Accounts are automatically deemed to have met the SICR criteria.
  ECL is estimated in line with internal policy requirements using models which are validated by a qualified independent party to the model development area, the Independent Validation Unit (IVU), before first use and at a minimum annually thereafter. The IVU is a Barclays Group function. Each model is designated an owner who is responsible for:
  Monitoring the performance of the model, which includes comparing predicted ECL versus flow into Stage 3 and coverage ratios; and
  Proposing post-model adjustments (PMA) to address model weaknesses or to account for situations where known or expected risk factors and information have not been considered in the modelling process. Each PMA above an absolute and relative threshold is approved by the IVU for a set time period (usually a maximum of six months) together with a plan for remediation. The most material PMAs are reviewed by the Barclays Bank PLC Chief Risk Officer.

Models must also assess ECL across a range of future economic conditions. These economic scenarios are generated via an independent model and ultimately set by the Senior Scenario Review Committee, run by Barclays Group. Economic scenarios are regenerated at a minimum annually, to align with Barclays Group’s medium term planning exercise, but also if the external consensus of the UK or US economy materially worsen. The scenario probability weights are also updated when scenarios are regenerated and reviewed by the Senior Scenario Committee. Each model used in the estimation of ECL, including key inputs, are governed by a series of internal controls, which include the validation of completeness and accuracy of data in golden source systems, documented data transformations and documented lineage of data transfers between systems.

  The Barclays Bank Group’s organisational structure and internal governance processes oversee the review of impairment results. The Barclays Bank Group Impairment Forum, formed of members from both Finance, is responsible for overseeing impairment policy and practice across Barclays Bank Group and will approve impairment results. Reported results and key messages are communicated to the Barclays Bank PLC Board Audit Committee, which has an oversight role and provides challenge of key assumptions, including the basis of the scenarios adopted.

Credit risk mitigation

Barclays Bank Group employs a range of techniques and strategies to actively mitigate credit risks. These can broadly be divided into three types:

  netting and set-off
  collateral
  risk transfer.

Netting and set-off

In most jurisdictions in which Barclays Bank Group operates, credit risk exposures can be reduced by applying netting and set-off. In exposure terms, this credit risk mitigation technique has the largest overall impact on net exposure to derivative transactions, compared with other risk mitigation techniques.

For derivative transactions, Barclays Bank Group’s normal practice is to enter into standard master agreements with counterparties (e.g. ISDAs). These master agreements typically allow for netting of credit risk exposure to a counterparty resulting from derivative transactions against the obligations to the counterparty in the event of default, and so produce a lower net credit exposure. These agreements may also reduce settlement exposure (e.g. for foreign exchange transactions) by allowing payments on the same day in the same currency to be set-off against one another.

Collateral

Barclays Bank Group has the ability to call on collateral in the event of default of the counterparty, comprising:

  home loans: a fixed charge over residential property in the form of houses, flats and other dwellings. The value of collateral is impacted by property market conditions which drive demand and therefore value of the property. Other regulatory interventions on ability to repossess, longer period to repossession and granting of forbearance may also affect the collateral value.
  wholesale lending: a fixed charge over commercial property and other physical assets, in various forms.
  other retail lending: includes charges over motor vehicle and other physical assets; second lien charges over residential property, which are subordinate to first charges held either by Barclays Bank Group or by another party; and finance lease receivables, for which typically Barclays Bank Group retains legal title to the leased asset and has the right to repossess the asset on the default of the borrower.
  derivatives: Barclays Bank Group also often seeks to enter into a margin agreement (e.g. Credit Support Annex) with counterparties with which Barclays Bank Group has master netting agreements in place. These annexes to master agreements provide a mechanism for further reducing credit risk, whereby collateral (margin) is posted on a regular basis (typically daily) to collateralise the mark to market exposure of a derivative portfolio measured on a net basis. Barclays Bank Group may additionally negotiate the receipt of an independent amount further mitigating risk by collateralising potential mark to market exposure moves.
  reverse repurchase agreements: collateral typically comprises highly liquid securities which have been legally transferred to Barclays Bank Group subject to an agreement to return them for a fixed price.
  financial guarantees and similar off-balance sheet commitments: cash collateral may be held against these arrangements.

Risk transfer

A range of instruments including guarantees, credit insurance, credit derivatives and securitisation can be used to transfer credit risk from one counterparty to another. These mitigate credit risk in two main ways:

  if the risk is transferred to a counterparty which is more creditworthy than the original counterparty, then overall credit risk is reduced where recourse to the first counterparty remains, both counterparties must default before a loss materialises. This is less likely than the default of either counterparty individually so credit risk is reduced.

Market risk (audited)

The risk of loss arising from potential adverse changes in the value of the firm’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

Overview

Market risk arises primarily as a result of client facilitation in wholesale markets, involving market making activities, risk management solutions and execution of syndications. Upon execution of a trade with a client, Barclays Bank Group will look to hedge against the risk of the trade moving in an adverse direction. Mismatches between client transactions and hedges result in market risk due to changes in asset prices, volatility or correlations.

Organisation and structure

Market risk oversight and challenge is provided by business Committees and Barclays Group Committees, including the Market Risk Committee.

Roles and responsibilities

The objectives of market risk management are to:

  understand and control market risk by robust measurement, limit setting, reporting and oversight facilitate business growth within a controlled and transparent risk management framework control market risk in the businesses according to the allocated appetite.

To meet the above objectives, a well-established governance structure is in place to manage these risks consistent with the ERMF.

The Barclays Bank PLC Board Risk Committee recommends market risk appetite to the Barclays Bank PLC Board for their approval, within the parameters set by the Barclays PLC Board.

The Market Risk Committee approves and makes recommendations concerning the Barclays Group-wide market risk profile to the Barclays Group Risk Committee. This includes overseeing the operation of the Market Risk Framework and associated standards and policies; reviewing market or regulatory issues and limits and utilisation. The committee is chaired by the Market Risk Principal Risk Lead.

Management Value at Risk

  estimates the potential loss arising from unfavourable market movements, over one day for a given confidence level differs from the Regulatory VaR used for capital purposes in scope, confidence level and horizon back testing is performed to evaluate that the model is fit for purpose.

VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books.

The Management VaR model in some instances may not appropriately measure some market risk exposures, especially for market moves that are not directly observable via prices. Market risk managers are required to identify risks which are not adequately captured in VaR (‘risks not in VaR’ or ‘RNIVs’).

When reviewing VaR estimates, the following considerations are taken into account:

  the historical simulation uses the most recent two years of past data to generate possible future market moves, but the past may not be a good indicator of the future the one-day time horizon may not fully capture the market risk of positions that cannot be closed out or hedged within one day
  VaR is based on positions as at close of business and consequently, it is not an appropriate measure for intra-day risk arising from a position bought and sold on the same day
  VaR does not indicate the potential loss beyond the VaR confidence level.

Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.

Liquidity risk management (audited)

Overview

The efficient management of liquidity is essential to Barclays Bank Group in retaining the confidence of the financial markets and maintaining the sustainability of the business. There is a control framework in place for managing liquidity risk and this is designed to maintain liquidity resources that are sufficient in amount and quality and funding tenor profile that is adequate to meet the liquidity risk appetite as expressed by the Barclays Bank PLC Board based on internal and regulatory liquidity metrics.

This is achieved via a combination of policy formation, review and governance, analysis, stress testing, limit setting and monitoring. Together, these meet internal and regulatory requirements.

Roles and responsibilities

The Treasury and Capital Risk function is responsible for the management and governance of the liquidity risk mandate defined by the Barclays Bank PLC Board and the production of ILAAPs. Treasury has the primary responsibility for managing liquidity risk within the set risk appetite.

Barclays’ comprehensive control framework for managing Barclays Bank Group’s liquidity risk is designed to deliver the appropriate term and structure of funding, consistent with the liquidity risk appetite set by the Barclays Bank PLC Board.

The control framework incorporates a range of ongoing business management tools to monitor, limit and stress test Barclays Bank Group balance sheet and contingent liabilities. Limit setting and transfer pricing are tools that are designed to control the level of liquidity risk taken and drive the appropriate mix of funds. In addition, Barclays maintains a Group Recovery Plan which includes application to Barclays Bank Group. Together, these tools reduce the likelihood that a liquidity stress event could lead to an inability to meet Barclays Bank Group’s obligations as they fall due. The control framework is subject to internal conformance testing and internal audit review.

The Barclays Bank PLC Board approves the Barclays Bank Group funding plan, internal stress tests and results of regulatory stress tests. The Barclays Bank PLC Asset Liability Committee is responsible for monitoring and managing liquidity risk in line with Barclays Bank Group’s funding management objectives, funding plan and risk frameworks. The Barclays Group Treasury and Capital Risk Committee monitors and reviews the liquidity risk profile and control environment, providing Second Line oversight of the management of liquidity risk. The Barclays Bank PLC Board Risk Committee reviews the risk profile, and annually reviews risk appetite and the impact of stress scenarios on the Barclays Bank Group funding plan/forecast in order to agree Barclays Bank Group’s projected funding abilities.

Barclays Bank Group maintains a range of management actions for use in a liquidity stress, these are documented in the Barclays Group Recovery Plan. Since the precise nature of any stress event cannot be known in advance, the actions are designed to be flexible to the nature and severity of the stress event and provide a menu of options that can be drawn upon as required. The Barclays Group Recovery Plan also contains more severe recovery options to generate additional liquidity in order to facilitate recovery in a severe stress. Any stress event would be regularly monitored and reviewed using key management information by Treasury, Risk and business representatives.

Capital risk management (audited)

Overview

Capital risk is managed through ongoing monitoring and management of the capital position, regular stress testing and a robust capital governance framework.

Roles and responsibilities

The management of capital risk is integral to Barclays Bank Group’s approach to financial stability and sustainability management, and is embedded in the way Barclays Bank Group and its businesses operate.

Capital risk management is underpinned by a control framework and policy. The capital management strategy, outlined in the relevant legal entity capital plans, is developed in alignment with the control framework and policy for capital risk, and is implemented consistently in order to deliver on Barclays Bank Group’s objectives, which are aligned to those of the Barclays Group.

The Barclays Bank PLC Board approves the Barclays Bank PLC capital plan, internal stress tests and results of regulatory stress tests and those of relevant Barclays Bank Group entities. The Barclays PLC Board also approves the Barclays Group recovery plan which takes into account management actions identified at the Barclays Bank Group level. Barclays International (BI) Asset and Liability Committee (ALCO) together with the Barclays Group Treasury Committee are responsible for monitoring and managing capital risk in line with Barclays Bank Group’s capital management objectives, capital plan and risk frameworks. The Barclays Bank PLC Board Risk Committee monitors and reviews the capital risk profile and control environment, providing Second Line oversight of the management of capital risk.

For relevant Barclays Bank Group subsidiaries, local management assures compliance with an entity’s minimum regulatory capital requirements by reporting to local ALCOs (or equivalents) with oversight by the BI ALCO and the Barclays Group Treasury Committee, as required.

Barclays Bank Group Treasury has the primary responsibility for managing and monitoring capital. The Barclays Group Treasury and Capital Risk function has responsibility for BI capital risk oversight. Production of the Barclays Bank PLC Solo ICAAP is the joint responsibility of Barclays Bank Group Risk and Barclays Bank Group Finance.

In 2018, Barclays complied with all regulatory minimum capital requirements.

Pension risk

Barclays Bank Group maintains a number of defined benefit pension schemes for past and current employees. The ability of the pension fund to meet pension payments is maintained through investments and contributions.

Pension risk arises because the estimated market value of the pension fund assets might decline; investment returns might reduce; or the estimated value of the pension liabilities might increase. Barclays Bank Group monitors the pension risks arising from its defined benefit pension schemes and works with Trustees to address shortfalls. In these circumstances Barclays Bank Group could be required or might choose to make extra contributions to the pension fund. Barclays Bank Group’s main defined benefit scheme was closed to new entrants in 2012.

Barclays Bank Group’s maximum exposure and effects of netting, collateral and risk transfer

The following tables present a reconciliation between the Barclays Bank Group’s maximum exposure and its net exposure to credit risk, reflecting the financial effects of risk mitigation reducing the Barclays Bank Group’s exposure.

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	136,359	-	-	-	-	136,359
Cash collateral and settlement balances	74,352	-	-	-	-	74,352
Loans and advances at amortised cost:
Home loans	13,160	-	(294)	(12,675)	(129)	62
Credit cards, unsecured and other retail lending	33,791	-	(607)	(5,063)	(427)	27,694
Corporate loans	90,008	(7,546)	(63)	(27,853)	(3,971)	50,575
Total loans and advances at amortised cost	136,959	(7,546)	(964)	(45,591)	(4,527)	78,331
Of which credit-impaired (Stage 3):
Home loans	887	-	(3)	(854)	(30)	-
Credit cards, unsecured and other retail lending	645	-	(6)	(231)	(38)	370
Corporate loans	558	-	-	(150)	(17)	391
Total credit-impaired loans and advances at amortised cost	2,090	-	(9)	(1,235)	(85)	761
Reverse repurchase agreements and other similar secured lending	1,613	-	(17)	(1,565)	-	31
Trading portfolio assets:
Debt securities	57,134	-	-	(451)	-	56,683
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	64,368	-	-	(605)	-	63,763
Financial assets at fair value through the income statement:
Loans and advances	15,644	-	(11)	(9,690)	-	5,943
Debt securities	4,515	-	-	(445)	-	4,070
Reverse repurchase agreements	119,391	-	(2,996)	(115,951)	-	444
Other financial assets	528	-	-	-	-	528
Total financial assets at fair value through the income statement	140,078	-	(3,007)	(126,086)	-	10,985
Derivative financial instruments	222,683	(172,014)	(31,475)	(5,502)	(4,712)	8,980
Financial assets at fair value through other comprehensive income	44,983	-	-	-	(399)	44,584
Other assets	699	-	-	-	-	699
Total on-balance sheet	822,094	(179,560)	(35,463)	(179,349)	(9,638)	418,084

Off-balance sheet:
Contingent liabilities	19,394	-	(399)	(1,418)	(190)	17,387
Loan commitments[a]	257,768	-	(89)	(36,852)	(1,288)	219,539
Total off-balance sheet	277,162	-	(488)	(38,270)	(1,478)	236,926

Total	1,099,256	(179,560)	(35,951)	(217,619)	(11,116)	655,010

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	171,036	-	-	-	-	171,036
Cash collateral and settlement balances	77,172	-	-	-	-	77,172
Loans and advances at amortised cost:
Home loans	147,002	-	(158)	(146,554)	-	290
Credit cards, unsecured and other retail lending	55,767	-	(228)	(3,995)	(16)	51,528
Corporate loans	121,821	(6,617)	(230)	(46,402)	(4,378)	64,194
Total loans and advances at amortised cost	324,590	(6,617)	(616)	(196,951)	(4,394)	116,012
Reverse repurchase agreements and other similar secured lending	12,546	-	-	(12,226)	-	320
Trading portfolio assets:
Debt securities	51,195	-	-	-	-	51,195
Traded loans	3,140	-	-	(128)	-	3,012
Total trading portfolio assets	54,335	-	-	(128)	-	54,207
Financial assets at fair value through the income statement:
Loans and advances	11,037	-	(440)	(5,497)	(344)	4,756
Debt securities	15	-	-	-	-	15
Reverse repurchase agreements	100,040	-	(426)	(99,428)	-	186
Other financial assets	519	-	-	-	-	519
Total financial assets at fair value through the income statement	111,611	-	(866)	(104,925)	(344)	5,476
Derivative financial instruments	237,987	(184,265)	(33,092)	(6,170)	(5,885)	8,575
Financial assets at fair value through other comprehensive income	57,129	-	-	(463)	(853)	55,813
Other assets	2,994	-	-	-	-	2,994
Total on-balance sheet	1,049,400	(190,882)	(34,574)	(320,863)	(11,476)	491,605

Off-balance sheet:
Contingent liabilities	19,012	-	(318)	(1,482)	(228)	16,984
Loan commitments	315,573	-	(73)	(31,069)	(1,757)	282,674
Total off-balance sheet	334,585	-	(391)	(32,551)	(1,985)	299,658

Total	1,383,985	(190,882)	(34,965)	(353,414)	(13,461)	791,263

Expected Credit Losses

Loans and advances at amortised cost by product (audited)

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Barclays Bank Group		Stage 2
As at 31 December 2018	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	11,486	663	50	147	860	1,194	13,540
Credit cards, unsecured loans and other retail lending	29,548	4,381	305	240	4,926	2,078	36,552
Corporate loans	81,555	7,480	315	443	8,238	917	90,710
Total	122,589	12,524	670	830	14,024	4,189	140,802

Impairment allowance
Home loans	26	29	9	9	47	307	380
Credit cards, unsecured loans and other retail lending	356	694	118	160	972	1,433	2,761
Corporate loans	107	214	11	11	236	359	702
Total	489	937	138	180	1,255	2,099	3,843

Net exposure
Home loans	11,460	634	41	138	813	887	13,160
Credit cards, unsecured loans and other retail lending	29,192	3,687	187	80	3,954	645	33,791
Corporate loans	81,448	7,266	304	432	8,002	558	90,008
Total	122,100	11,587	532	650	12,769	2,090	136,959

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.0	6.1	5.5	25.7	2.8
Credit cards, unsecured loans and other retail lending	1.2	15.8	38.7	66.7	19.7	69.0	7.6
Corporate loans	0.1	2.9	3.5	2.5	2.9	39.1	0.8
Total	0.4	7.5	20.6	21.7	8.9	50.1	2.7

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in page xx.

Gross exposure for loans and advances at amortised cost (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	266,173	49,592	9,081	324,846
Disposal of business to Barclays Bank UK PLC	(155,390)	(27,978)	(4,202)	(187,570)
Net transfers between stages	4,999	(6,196)	1,197	-
Business activity in the year	51,044	1,650	122	52,816
Net drawdowns and repayments	(5,635)	767	155	(4,713)
Final repayments	(33,493)	(3,811)	(654)	(37,958)
Disposals	(5,109)	-	(54)	(5,163)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018	122,589	14,024	4,189	140,802

Impairment allowance on loans and advances at amortised cost (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	608	3,112	3,382	7,102
Disposal of business to Barclays Bank UK PLC	(168)	(1,490)	(1,278)	(2,936)
Net transfers between stages	664	(995)	331	-
Business activity in the year	191	114	57	362
Net re-measurement and movement due to exposure and risk parameter changes	(740)	597	1,189	1,046
UK economic uncertainty adjustment	-	50	-	50
Final repayments	(66)	(133)	(72)	(271)
Disposals	-	-	(54)	(54)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018[a]	489	1,255	2,099	3,843

Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs				1,187
Net recoveries post write-offs				(86)
Exchange and other adjustments				(212)
Impairment release on loan commitments and financial guarantees[b]				(48)
Impairment charge on other financial assets				3
Income statement charge/(release) for the period[c]				844

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

b Impairment release of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.

c Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Net impairment charge of £201m (Impairment charges: £217m and recoveries: £16m) relating to the UK banking business for the three months ended 31 March 2018 is included in the reconciliation in “Income statement charge/(release) for the period”

Gross exposure for loan commitments and financial guarantees (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	275,364	38,867	1,442	315,673
Disposal of business to Barclays Bank UK PLC	(60,848)	(6,113)	(294)	(67,255)
Net transfers between stages	14,517	(14,577)	60	-
Business activity in the year	64,155	749	-	64,904
Net drawdowns and repayments	(16,826)	5,505	(562)	(11,883)
Final repayments	(27,772)	(7,987)	(225)	(35,984)
As at 31 December 2018	248,590	16,444	421	265,455

Impairment allowance on loan commitments and financial guarantees (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	133	259	28	420
Disposal of business to Barclays Bank UK PLC	(36)	(51)	-	(87)
Net transfers between stages	42	(43)	1	-
Business activity in the year	18	-	-	18
Net re-measurement and movement due to exposure and risk parameter changes	(51)	(17)	44	(24)
Final repayments	(15)	(44)	(51)	(110)
As at 31 December 2018	91	104	22	217

Gross exposure for loans and advances at amortised cost
Continuing operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	113,375	19,913	4,831	138,119
Net transfers between stages	3,795	(4,588)	793	-
Business activity in the year	43,520	1,188	48	44,756
Net drawdowns and repayments	(2,773)	1,117	486	(1,170)
Final repayments	(30,219)	(3,606)	(590)	(34,415)
Disposals	(5,109)	-	(54)	(5,163)
Write-offs	-	-	(1,325)	(1,325)
As at 31 December 2018	122,589	14,024	4,189	140,802

Impairment allowance on loans and advances at amortised cost
Continuing operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	437	1,713	2,108	4,258
Net transfers between stages	446	(697)	251	-
Business activity in the year	167	86	30	283
Net re-measurement and movement due to exposure and risk parameter changes	(506)	220	1,151	865
UK economic uncertainty adjustment	-	50	-	50
Final repayments	(55)	(117)	(62)	(234)
Disposals	-	-	(54)	(54)
Write-offs	-	-	(1,325)	(1,325)
As at 31 December 2018	489	1,255	2,099	3,843

Gross exposure for loans and advances at amortised cost
Discontinued operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	152,798	29,679	4,250	186,727
Net transfers between stages	1,204	(1,608)	404	-
Business activity in the year	7,524	462	74	8,060
Net drawdowns and repayments	(2,862)	(350)	(331)	(3,543)
Final repayments	(3,274)	(205)	(64)	(3,543)
Write-offs	-	-	(131)	(131)
Transferred to Barclays Bank UK PLC on 1 April 2018	155,390	27,978	4,202	187,570

Impairment allowance on loans and advances at amortised cost
Discontinued operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	171	1,399	1,274	2,844
Net transfers between stages	218	(298)	80	-
Business activity in the year	24	28	27	79
Net re-measurement and movement due to exposure and risk parameter changes	(234)	377	38	181
Final repayments	(11)	(16)	(10)	(37)
Write-offs	-	-	(131)	(131)
Transferred to Barclays Bank UK PLC on 1 April 2018	168	1,490	1,278	2,936

Management adjustments to models for impairment (audited)

Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not incorporated into the relevant impairment models, or to reflect additionally known facts and circumstances at the period end. Where applicable, management adjustments are reviewed and incorporated into future model development.

Portfolios that have total management adjustments to impairment allowance of more than £10m are presented by product below. Information as at 31 December 2018 is prepared on a IFRS 9 basis and information as at 31 December 2017 is prepared on an IAS 39 basis.

During 2018 models have continued to develop and a number of adjustments that were required on IFRS 9 adoption have been incorporated in impairment modelling.

Portfolios that have management adjustments greater than £10m by product (audited)[a]
	As at 31 December 2018		As at 31 December 2017
	Management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances	Management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances
	£m	%	£m	%
Credit cards, unsecured loans and other retail lending	(23)	(0.8)	24	0.8
Corporate loans	(11)	(1.6)	68	6.0

Note

  Positive values relate to an increase in impairment allowance.

Credit cards, unsecured loans and other retail lending: Model adjustments were applied to reflect staging criteria updates during the year.

Corporate loans: Includes a £50m ECL adjustment held in Corporate Bank for the anticipated economic uncertainty in the UK, offset by a material release in the Investment Bank to reduce inappropriate ECL sensitivity to an expanded macroeconomic variable.

Measurement uncertainty and sensitivity analysis

The measurement of ECL involves increased complexity and judgement, including estimation of probabilities of default (PD), loss given default (LGD), a range of unbiased future economic scenarios, estimation of expected lives, estimation of exposures at default (EAD) and assessing significant increases in credit risk. Impairment charges will tend to be more volatile than under IAS39 and will be recognised earlier. Unsecured products with longer expected lives, such as revolving credit cards, are the most impacted.

Barclays Bank Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury, Bloomberg and the Urban Land Institute, which forms the baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include six economic core variables, (GDP, unemployment and House Price Index (HPI) in both the UK and US markets), and expanded variables using statistical models based on historical correlations. All five scenarios converge to a steady state after 8 years.

Scenario weights (audited)

The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historic UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the baseline; the further from the baseline, the smaller the weight. The probability weights of the scenarios as of 31 December 2018 are shown below. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays Group internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, credit cards and unsecured consumer loans are highly sensitive to unemployment.

The table below shows the core macroeconomic variables for each scenario and the respective scenario weights.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
Scenario probability weighting	9	24	41	23	3

Macroeconomic variables (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK GDP[a]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[b]	3.4	3.9	4.3	5.7	8.8
UK HPI[c]	46.4	32.6	3.2	(0.5)	(32.1)
US GDP[a]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[b]	3.0	3.4	3.7	5.2	8.4
US HPI[c]	36.9	30.2	4.1	-	(17.4)
As at 1 January 2018
UK GDP[a]	4.5	3.2	1.8	(0.6)	(5.2)
UK unemployment[b]	3.9	4.1	4.6	5.5	9.0
UK HPI[c]	52.9	36.7	2.8	(9.2)	(35.1)
US GDP[a]	6.7	4.6	2.1	(1.0)	(5.2)
US unemployment[b]	3.2	3.5	4.1	5.0	9.6
US HPI[c]	32.1	27.3	3.4	(2.1)	(20.2)

Notes

  Highest annual growth in Upside scenarios; 5-year average in Baseline; lowest annual growth in Downside scenarios.
  Lowest point in Upside scenarios; 5-year average in Baseline; highest point in Downside scenarios.
  5-year cumulative growth in Upside scenarios; 5-year average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.

The macroeconomic baseline variables show an improvement in the US economic outlook, notably HPI where average rates increased from 3.4% to 4.1%. The UK macroeconomic baseline variables improved slightly overall.

ECL under 100% weighted scenarios for key principal portfolios (audited)

The table below shows the ECL for key principal portfolios assuming scenarios have been 100% weighted. Gross exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as is required for Barclays actual impairment allowances. As a result, it is not possible to back solve the weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario.

Material post-model adjustments have been excluded from the below analysis so that the scenario specific results are comparable. Portfolios with adjustments of greater than £10m can be found on page 000.

Portfolios excluded include those where the risk resides outside of the UK or the US; certain less material exposures; and exposures where ECL estimation methods are based on benchmark approaches or assigned proxy coverage ratios.

Balances allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2018 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in both UK and US GDP. Unemployment in both markets rises towards 9% and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, balances move between stages as the economic environment weakens. This can be seen in the movement of £10.4bn of gross exposure into stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2018	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	15,399	16,345	15,629	15,437	15,063	12,125
Corporate loans	80,835	81,346	81,180	80,941	80,517	73,715
Stage 1 ECL (£m)
Credit cards, unsecured loans and other retail lending	208	168	202	205	212	231
Corporate loans	175	161	163	162	203	242
Stage 1 Coverage (%)
Credit cards, unsecured loans and other retail lending	1.4	1.0	1.3	1.3	1.4	1.9
Corporate loans	0.2	0.2	0.2	0.2	0.3	0.3

Stage 2 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	4,084	3,138	3,853	4,046	4,420	7,358
Corporate loans	11,377	10,866	11,031	11,271	11,694	18,496
Stage 2 ECL (£m)
Credit cards, unsecured loans and other retail lending	937	719	830	901	1,111	2,414
Corporate loans	323	277	290	302	397	813
Stage 2 Coverage (%)
Credit cards, unsecured loans and other retail lending	22.9	22.9	21.5	22.3	25.1	32.8
Corporate loans	2.8	2.5	2.6	2.7	3.4	4.4

Stage 3 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	1,396	1,396	1,396	1,396	1,396	1,396
Corporate loans[a]	1,165	n/a	n/a	1,165	n/a	n/a
Stage 3 ECL (£m)
Credit cards, unsecured loans and other retail lending	1,181	1,168	1,174	1,181	1,189	1,207
Corporate loans[a]	333	n/a	n/a	323	n/a	n/a
Stage 3 Coverage (%)
Credit cards, unsecured loans and other retail lending	84.6	83.7	84.1	84.6	85.2	86.5
Corporate loans[a]	28.6	n/a	n/a	27.7	n/a	n/a

Total ECL (£m)
Credit cards, unsecured loans and other retail lending	2,326	2,055	2,206	2,287	2,512	3,852
Corporate loans[a]	831	n/a	n/a	787	n/a	n/a

Note

  Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.

For the portfolios in scope, the total weighted ECL represents a 3% uplift from the baseline ECL, largely driven by credit card losses which have more linear loss profiles than corporate loans positions.

Credit cards, unsecured loans and other retail lending: Total weighted ECL of £2,325m represents a 2% increase over the Baseline ECL (£2,287m) reflecting the range of economic scenarios used. Total ECL increases to £3,853m under a Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase by 988bps to 32.8% from a weighted scenario approach (22.9%) and a £3,274m increase in balances that meet the criteria for a significant increase in credit risk and transition from Stage 1 to Stage 2.

Corporate loans: The total weighted ECL excludes a model adjustment release (£72m) made as part of the scenario regeneration in Q3 2018. Total weighted ECL of £832m represents a 6% increase over the Baseline ECL (£786m) reflecting the range of economic scenarios used, with exposures in the Investment Bank particularly sensitive to the Downside 2 scenario. Cases in Stage 3 are assessed on an individual basis and cases where the Baseline ECL is greater than £10m are also assessed against a less favourable and a more favourable scenario, based on alternative recovery outcomes in addition to macroeconomic scenarios. Total weighted ECL excludes model adjustments, including the £50m adjustment for anticipated economic uncertainty in the UK.

Staging sensitivity (audited)

An increase of 1% (£1,408m) of total gross exposure into Stage 2 (from Stage 1), would result in an increase in ECL impairment allowance of £120m based on applying the difference in Stage 2 and Stage 1 average impairment coverage ratios to the movement in gross exposure (refer to Loans and advances at amortised cost by product on page 00).

ECL sensitivity analysis

The tables on pages (000) and (000) show the estimated ECL impact on key principal portfolios in the event that the UK/US consensus was instead for i) positive growth (Upward scenario); and ii) a mild downturn (Downward scenario). These scenarios assume a moderate upturn and downturn for the UK and the US respectively but with no contagion or headwinds in other economies.

The gross exposures in scope are aligned to those presented in the ECL under 100% weighted scenarios sensitivity analysis but based on portfolio positions as at 30 September 2018 due to operational complexity in scenario regeneration. The portfolios included in scenarios remain broadly stable during Q4 18 and therefore the scenario results are considered representative of year end position. Material post-model adjustments have been excluded from the below analysis to allow the scenario specific results to be comparable. Further detail on management adjustments to impairment allowances can be found on page 000.

Gross exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default and not on macroeconomic scenarios. For individual cases with ECL greater than £10m, three scenarios are assessed taking into account the macroeconomic scenarios and alternative recovery strategies. For these specific cases, the less favourable scenario is assumed to occur in the UK/US Downward scenario (and the more favourable scenario is assumed to occur in the UK/US Upward scenario) which is a conservative upper estimate as certain recovery strategies are idiosyncratic in nature and independent of the macroeconomic economy.

ECL sensitivity analysis to UK economic forecasts for key principal portfolios

The table below shows the estimated ECL impact on key principal portfolios for both a positive growth (Upward scenario) and a downturn (Downward scenario) of UK consensus macroeconomic variables. The inputs for the Downward scenario have been modelled by replacing the Baseline macroeconomic variables with the Downside 1 variables (with no changes to US and other non-UK macroeconomic variables, as highlighted below). Similarly, the Upward scenario uses Upside 1 UK macroeconomic variables for the Baseline scenario. The Downside 2, Downside 1, Upside 1 and Upside 2 macroeconomic variables are held constant but the probability weights have been re-calibrated.

Barclays Bank Group impairment as at 31 December 2018 includes an adjustment of £50m representing a charge for the estimated impact of current economic uncertainty in the UK. This adjustment was estimated broadly on the output of the UK Downward scenario below.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
UK Upward scenario	18	33	36	11	2
UK Downward scenario	8	18	40	28	6

Macroeconomic variables for UK Downward scenario
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK Upward scenario
UK GDP	4.5	3.1	3.1	0.3	(4.1)
UK unemployment	3.4	3.9	3.9	5.7	8.8
UK HPI	46.4	32.6	32.6	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)
UK Downward scenario
UK GDP	4.5	3.1	0.3	0.3	(4.1)
UK unemployment	3.4	3.9	5.7	5.7	8.8
UK HPI	46.4	32.6	(0.5)	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)

Sensitivity to UK economic forecasts
	Stage 1		Stage 2		Stage 3		Total
	Δ UK Upward scenario	Δ UK Downward scenario	Δ UK Upward scenario	Δ UK Downward scenario	Δ UK Upward scenario	Δ UK Downward scenario	Δ UK Upward scenario	Δ UK Downward scenario
Gross Exposure (£m)
Corporate loans	79	(13)	(79)	13	-	-	-	-
ECL (£m)
Corporate loans	1	7	(4)	13	(46)	28	(49)	48

Corporate loans: Total ECL decreases by £49m in the UK Upward scenario predominately driven by more favourable recovery outcomes for large single-names in Stage 3. The UK Downward scenario results in total ECL impact of £48m, driven by higher coverage (13bps increase) in Stage 2 and less favourable recovery outcomes for large single names in Stage 3.

ECL sensitivity analysis to US economic forecasts for key principal portfolios

The table below shows the estimated ECL impact on key principal portfolios for both positive growth (Upward scenario) and a downturn (Downward scenario) of US consensus macroeconomic variables. The inputs for the Downward scenario have been modelled by replacing the Baseline macroeconomic variables by the Downside 1 variables (with no changes to UK and other non-US macroeconomic variables, as highlighted below.) Similarly, the Upward scenario uses Upside 1 UK macroeconomic variables for the Baseline scenario. The Downside 2, Downside 1, Upside 1 and Upside 2 macroeconomic variables are held constant but the probability weights have been re-calibrated. Changes in credit cards, unsecured loans and other retail lending are measured for US cards only.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
US Upward scenario	18	33	36	11	2
US Downward scenario	5	14	40	34	7

Macroeconomic variables for US Downward scenario
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
US Upward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	3.7	0.4	(3.3)
US unemployment	3.0	3.4	3.4	5.2	8.4
US HPI	36.9	30.2	30.2	-	(17.4)
US Downward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	0.4	0.4	(3.3)
US unemployment	3.0	3.4	5.2	5.2	8.4
US HPI	36.9	30.2	-	-	(17.4)

Sensitivity to US economic forecasts
	Stage 1		Stage 2		Stage 3		Total
	Δ US Upward scenario	Δ US Downward scenario	Δ US Upward scenario	Δ US Downward scenario	Δ US Upward scenario	Δ US Downward scenario	Δ US Upward scenario	Δ US Downward scenario
Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	214	(312)	(214)	312	-	-	-	-
Corporate loans	83	(46)	(83)	46	-	-	-	-
ECL (£m)
Credit cards, unsecured loans and other retail lending	(4)	6	(76)	144	(6)	7	(86)	157
Corporate loans	(3)	10	(15)	34	(35)	54	(53)	98

Credit cards, unsecured loans and other retail lending: Total ECL decreases by £86m in Upward scenario driven by £214m of balance migration as assets transition from Stage 2 to Stage 1 and lower coverage on Stage 2 assets driven by the more favourable consensus forecast. Total ECL impact of £157m in Downward scenario is greater than the Upward scenario, driven by non-linearity effects and the relative severity of the Downward scenario.

Corporate loans: Total ECL increases by £98m in the Downward scenario driven by a less favourable recovery outcome for one large single name in Stage 3, where Barclays estimated additional losses of £39m in addition to the loss estimated under the Baseline scenario, and higher coverage in Stage 2 assets driven by the less favourable consensus forecast. There is a greater impact on coverage ratios (Stage 2 in particular) than the UK scenarios driven largely by the underlying portfolio quality, with the US portfolio possessing a higher proportion of unsecured leveraged lending.

Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 30 September 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	27,785	57,381	35,325	147	4,571	125,210
Cash collateral and settlement balances	29,599	24,843	33,155	639	6,025	94,262
Loans and advances at amortised cost	60,239	27,385	44,466	3,497	6,487	142,074
Reverse repurchase agreements and other similar secured lending	44	77	348	1,344	2,834	4,646
Trading portfolio assets	13,952	20,309	34,889	455	4,321	73,926
Financial assets at fair value through the income statement	37,421	21,604	71,687	1,712	14,703	147,128
Derivative financial instruments	69,983	74,198	55,139	2,480	13,557	215,357
Financial assets at fair value through other comprehensive income	8,182	24,569	11,694	98	3,037	47,581
Other assets	1,159	1,560	25	-	-	2,743
Total on-balance sheet	248,365	251,926	286,728	10,372	55,535	852,927

Off-balance sheet:
Contingent liabilities	3,176	2,517	7,595	302	949	14,539
Loan commitments	47,418	26,581	157,609	1,803	3,797	237,208
Total off-balance sheet	50,594	29,098	165,204	2,105	4,746	251,747
Total	298,959	281,024	451,932	12,477	60,281	1,104,674

Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	53,069	57,158	56,034	57	4,718	171,036
Cash collateral and settlement balances	23,856	24,311	23,440	870	4,695	77,172
Loans and advances at amortised cost	240,689	27,211	47,850	3,385	5,455	324,590
Reverse repurchase agreements and other similar secured lending	203	375	10,521	32	1,415	12,546
Trading portfolio assets	10,604	13,621	25,679	473	3,958	54,335
Financial assets at fair value through the income statement	33,923	23,724	46,288	1,611	6,065	111,611
Derivative financial instruments	81,974	81,566	57,858	2,792	13,797	237,987
Financial investments - debt securities	17,471	23,598	14,110	114	1,836	57,129
Other assets	1,551	1,179	148	33	83	2,994
Total on-balance sheet	463,340	252,743	281,928	9,367	42,022	1,049,400

Off-balance sheet:
Contingent liabilities	7,603	3,039	6,708	529	1,133	19,012
Loan commitments	105,912	36,084	168,003	1,608	3,966	315,573
Total off-balance sheet	113,515	39,123	174,711	2,137	5,099	334,585
Total	576,855	291,866	456,639	11,504	47,121	1,383,985

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	136,359	-	-	-	-	-	-	136,359
Cash collateral and settlement balances	17,294	48,340	498	75	6,470	386	223	717	-	-	349	74,352
Loans and advances at amortised cost	9,692	17,734	8,379	13,143	3,474	5,442	9,678	17,222	13,160	32,818	6,217	136,959
Reverse repurchase agreements and other similar secured lending	1,369	169	-	37	38	-	-	-	-	-	-	1,613
Trading portfolio assets	3,502	9,550	3,825	897	34,817	4,202	1,202	3,481	-	-	2,892	64,368
Financial assets at fair value through the income statement	30,374	96,708	-	5,371	5,295	31	13	1,881	405	-	-	140,078
Derivative financial instruments	123,999	80,302	2,390	1,974	5,987	2,791	486	2,012	-	-	2,742	222,683
Financial assets at fair value through other comprehensive income	11,066	1,880	-	200	31,701	-	-	136	-	-	-	44,983
Other assets	288	411	-	-	-	-	-	-	-	-	-	699
Total on-balance sheet	197,584	255,094	15,092	21,697	224,141	12,852	11,602	25,449	13,565	32,818	12,200	822,094

Off-balance sheet:
Contingent liabilities	939	3,841	3,470	626	980	3,491	952	3,455	-	116	1,524	19,394
Loan commitments	1,265	42,844	39,827	12,280	1,629	26,520	14,127	21,702	1,409	71,781	24,384	257,768
Total off-balance sheet	2,204	46,685	43,297	12,906	2,609	30,011	15,079	25,157	1,409	71,897	25,908	277,162
Total	199,788	301,779	58,389	34,603	226,750	42,863	26,681	50,606	14,974	104,715	38,108	1,099,256

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	171,036	-	-	-	-	-	-	171,036
Cash collateral and settlement balances	18,395	48,586	124	233	8,219	585	75	577	-	-	378	77,172
Loans and advances at amortised cost	9,931	26,338	9,125	23,473	9,097	5,519	12,375	19,906	147,002	54,205	7,619	324,590
Reverse repurchase agreements and other similar secured lending	7,241	4,844	-	153	307	-	-	1	-	-	-	12,546
Trading portfolio assets	4,683	10,666	3,311	807	26,030	3,900	598	3,324	128	-	888	54,335
Financial assets at fair value through the income statement	21,468	78,506	38	4,666	4,812	2	3	2,083	28	-	5	111,611
Derivative financial instruments	126,248	87,466	2,383	2,103	5,811	8,179	576	3,096	-	-	2,125	237,987
Financial investments - debt securities	10,193	1,379	-	-	44,780	103	-	674	-	-	-	57,129
Other assets	2,229	744	-	-	21	-	-	-	-	-	-	2,994
Total on-balance sheet	200,388	258,529	14,981	31,435	270,113	18,288	13,627	29,661	147,158	54,205	11,015	1,049,400

Off-balance sheet:
Contingent liabilities	1,572	3,556	3,236	675	8	2,605	969	4,947	4	389	1,051	19,012
Loan commitments	1,550	31,427	38,105	12,956	384	31,702	14,507	34,415	10,785	126,169	13,573	315,573
Total off-balance sheet	3,122	34,983	41,341	13,631	392	34,307	15,476	39,362	10,789	126,558	14,624	334,585
Total	203,510	293,512	56,322	45,066	270,505	52,595	29,103	69,023	157,947	180,763	25,639	1,383,985

Credit quality of Financial Instruments (audited)
	Strong (including investment grade)				Satisfactory (BB+ to B)				Higher risk (B- and below)				ECL	Net exposure
The Bank	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial Instruments subject to IFRS 9 ECL:
Cash and balances at central banks								-						-
Cash collateral and settlement balances								-						-
Loans and advances at amortised cost:
Home loans														-
Credit cards, unsecured and other retail lending														-
Corporate loans														-
Total loans and advances at amortised cost
Reverse repurchase agreements and other similar secured lending								-						-
Financial assets at fair value through other comprehensive income								-						-
Other assets								-						-
Loan commitments														-
Financial guarantee contracts				-										-
Total- Financial Instruments subject to IFRS 9 ECL

Other Financial instruments not subject to IFRS 9 ECL:
Trading portfolio assets:
Debt securities														-
Traded loans														-
Total trading portfolio assets
Financial assets designated at fair value through income statement:
Loans and advances														-
Debt securities														-
Reverse repurchase agreements														-
Other financial assets														-
Total financial assets designated at fair value through income statement
Derivative financial instruments
Total- Other Financial instruments not subject to IFRS 9 ECL
Total

Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2018		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		136,359	-	-	136,359	100	-	-	100
Cash collateral and settlement balances		67,585	6,763	4	74,352	91	9	-	100
Loans and advances at amortised cost
Home loans		8,993	3,220	947	13,160	69	24	7	100
Credit cards, unsecured and other retail lending		14,893	17,489	1,409	33,791	44	52	4	100
Corporate loans		65,080	23,562	1,366	90,008	72	26	2	100
Total loans and advances at amortised cost		88,966	44,271	3,722	136,959	65	32	3	100
Reverse repurchase agreements and other similar secured lending		1,125	444	44	1,613	69	28	3	100
Trading portfolio assets:
Debt securities		51,747	4,998	389	57,134	90	9	1	100
Traded loans		1,903	4,368	963	7,234	27	60	13	100
Total trading portfolio assets		53,650	9,366	1,352	64,368	83	15	2	100
Financial assets at fair value through the income statement:
Loans and advances		9,487	6,109	48	15,644	61	39	-	100
Debt securities		4,378	76	61	4,515	97	2	1	100
Reverse repurchase agreements		86,237	31,813	1,341	119,391	72	27	1	100
Other financial assets		524	4	-	528	99	1	-	100
Total financial assets at fair value through the income statement		100,626	38,002	1,450	140,078	72	27	1	100
Derivative financial instruments		211,841	10,790	52	222,683	95	5	-	100
Financial assets at fair value through other comprehensive income		44,835	148	-	44,983	100	-	-	100
Other assets		426	273	-	699	61	39	-	100
Total on-balance sheet		705,413	110,057	6,624	822,094	86	13	1	100

Balance sheet credit quality (audited)
Barclays Bank Group	PD range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2017		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		171,036	-	-	171,036	100	-	-	100
Cash collateral and settlement balances		72,281	4,619	272	77,172	94	6	-	100
Loans and advances at amortised cost
Home loans		135,576	5,781	5,645	147,002	92	4	4	100
Credit cards, unsecured and other retail lending[a]		13,195	34,897	7,675	55,767	24	63	13	100
Corporate loans		76,361	33,093	12,367	121,821	63	27	10	100
Total loans and advances at amortised cost		225,132	73,771	25,687	324,590	69	23	8	100
Reverse repurchase agreements and other similar secured lending		11,430	1,101	15	12,546	91	9	-	100
Trading portfolio assets:
Debt securities		48,484	2,085	626	51,195	95	4	1	100
Traded loans		1,432	1,189	519	3,140	45	38	17	100
Total trading portfolio assets		49,916	3,274	1,145	54,335	92	6	2	100
Financial assets designated at fair value:
Loans and advances		9,457	817	763	11,037	86	7	7	100
Debt securities		-	15	-	15	-	100	-	100
Reverse repurchase agreements		82,263	17,692	85	100,040	82	18	-	100
Other financial assets		482	37	-	519	93	7	-	100
Total financial assets designated at fair value		92,202	18,561	848	111,611	82	17	1	100
Derivative financial instruments		229,580	7,863	544	237,987	97	3	-	100
Financial investments - debt securities		57,107	18	4	57,129	100	-	-	100
Other assets		2,544	409	41	2,994	85	14	1	100
Total on-balance sheet		911,228	109,616	28,556	1,049,400	87	10	3	100

Note

a 2017 figures restated to more accurately reflect the credit quality distribution within credit cards, unsecured and other retail lending

Credit exposures by internal PD grade

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Barclays Bank Group	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Credit quality description	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	86,875	2,223	-	89,098	106	26	-	132	88,966	0.1
Satisfactory	0.60 to < 11.35%	35,475	9,752	-	45,227	356	600	-	956	44,271	2.1
Higher Risk	11.35% to < 100%	239	2,049	-	2,288	27	629	-	656	1,632	28.7
Credit Impaired	100%	-	-	4,189	4,189	-	-	2,099	2,099	2,090	50.1
Total		122,589	14,024	4,189	140,802	489	1,255	2,099	3,843	136,959	2.7

Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Barclays Bank Group	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Credit quality description	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	14,089	444	-	14,533	5	3	-	8	14,525	0.1
Satisfactory	0.60 to < 11.35%	3,542	964	-	4,506	11	13	-	24	4,482	0.5
Higher Risk	11.35% to < 100%	48	229	-	277	-	11	-	11	266	4.0
Credit Impaired	100%	-	-	74	74	-	-	2	2	72	2.7
Total		17,679	1,637	74	19,390	16	27	2	45	19,345	0.2

Credit risk profile by internal PD grade for loan commitments[a] (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Barclays Bank Group	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Credit quality description	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	172,159	4,584	-	176,743	17	4	-	21	176,722	-
Satisfactory	0.60 to < 11.35%	58,084	7,750	-	65,834	55	40	-	95	65,739	0.1
Higher Risk	11.35% to < 100%	668	2,473	-	3,141	3	33	-	36	3,105	1.1
Credit Impaired	100%	-	-	347	347	-	-	20	20	327	5.8
Total		230,911	14,807	347	246,065	75	77	20	172	245,893	0.1

Note

a Excludes loan commitments and financial guarantees carried at fair value amounting £11.7bn for Barclays Bank.

Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination. Examples would include leveraged corporate loans or non-prime credit cards.

IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a Significant Increase in Credit Risk (see Note 9 on page 00), including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Market risk

The risk of loss arising from potential adverse changes in the value of the firm’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

All disclosures in this section (pages 000-000) are unaudited unless otherwise stated.

Overview of market risk

This section contains key statistics describing the market risk profile of Barclays Bank Group:

  page 000 covers the management of market risk. Management measures are shown on page 000.

Measures of market risk in Barclays Bank Group and accounting measures

Traded market risk measures such as VaR and balance sheet exposure measures have fundamental differences:

  balance sheet measures show accruals-based balances or marked to market values as at the reporting date
  VaR measures also take account of current marked to market values, but in addition hedging effects between positions are considered market risk measures are expressed in terms of changes in value or volatilities as opposed to static values.

For these reasons, it is not possible to present direct reconciliations of traded market risk and accounting measures.

Summary of performance in the period

Key metrics

Average management Value at Risk in 2018 at £20m (2017: £19m) remained relatively stable:

+5%

This small increase was driven by a higher volatility environment compared to 2017.

Management VaR (95%, one day) (audited)
	2018			2017
	Average	High[b]	Low[b]	Average	High[b]	Low[b]
For the year ended 31 December[a]	£m	£m	£m	£m	£m	£m
Credit risk	11	16	8	12	18	8
Interest rate risk	8	18	3	8	15	4
Equity risk	7	14	4	8	14	4
Basis risk	6	8	4	5	6	3
Spread risk	6	9	3	5	8	3
Foreign exchange risk	3	7	1	3	7	2
Commodity risk	1	2	-	2	3	1
Inflation risk	3	4	2	2	4	1
Diversification effect[b]	(25)	n/a	n/a	(26)	n/a	n/a
Total management VaR	20	27	15	19	26	14

Notes

  Excludes BAGL from 23 July 2018.
  Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	134,824	1,353	118	–	64	–	–	–	–	–	136,359
Cash collateral and settlement balances	2,388	71,909	27	–	22	2	–	4	–	–	74,352
Loans and advances at amortised cost	8,902	9,674	6,047	3,882	5,497	19,601	18,900	25,858	15,019	23,579	136,959
Reverse repurchase agreements and other similar secured lending	31	550	–	–	–	586	446	–	–	–	1,613
Trading portfolio assets	104,038	–	–	–	–	–	–	–	–	–	104,038
Financial assets at fair value through the income statement	13,590	112,648	7,108	3,124	2,279	3,921	154	286	535	1,605	145,250
Derivative financial instruments	222,522	–	6	1	4	14	11	11	93	21	222,683
Financial assets at fair value through other comprehensive income	11	2,474	1,361	1,119	2,041	5,535	2,402	7,290	17,387	5,374	44,994
Other financial assets	333	303	56	–	7	–	–	–	–	–	699
Total financial assets	486,639	198,911	14,723	8,126	9,914	29,659	21,913	33,449	33,034	30,579	866,947
Other assets											10,753
Total assets											877,700
Liabilities
Deposits at amortised cost	155,788	29,273	6,062	2,410	2,314	1,160	694	541	349	746	199,337
Cash collateral and settlement balances	3,446	64,283	5	2	–	–	–	–	–	–	67,736
Repurchase agreements and other similar secured borrowing	1,331	5,560	–	–	–	3	–	–	484	–	7,378
Debt securities in issue	26	13,718	5,740	4,361	4,235	4,373	982	1,152	4,278	198	39,063
Subordinated liabilities	–	306	–	78	45	1,951	8,269	11,850	5,940	6,888	35,327
Trading portfolio liabilities	36,614	–	–	–	–	–	–	–	–	–	36,614
Financial liabilities designated at fair value	14,280	144,561	6,809	9,050	3,577	10,365	5,689	7,116	4,415	11,879	217,741
Derivative financial instruments	219,527	10	–	–	–	3	3	3	3	43	219,592
Other financial liabilities	141	1,982	–	–	–	343	–	–	–	–	2,466
Total financial liabilities	431,153	259,693	18,616	15,901	10,171	18,198	15,637	20,662	15,469	19,754	825,254
Other liabilities											4,735
Total liabilities											829,989
Cumulative liquidity gap	55,486	(5,296)	(9,189)	(16,964)	(17,221)	(5,760)	516	13,303	30,868	41,693	47,711

Contractual maturity of financial liabilities - undiscounted (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Deposits at amortised cost	155,788	29,301	6,066	4,739	1,887	568	412	816	199,577
Cash collateral and settlement balances	3,446	64,295	5	2	–	–	–	–	67,748
Repurchase agreements and other similar secured borrowing	1,331	5,561	–	–	3	–	486	–	7,381
Debt securities in issue	26	13,749	5,779	8,637	5,454	1,195	4,519	229	39,588
Subordinated liabilities	–	306	–	123	10,477	12,420	6,867	10,393	40,586
Trading portfolio liabilities	36,614	–	–	–	–	–	–	–	36,614
Financial liabilities designated at fair value	14,280	144,693	6,948	12,731	16,528	7,679	5,008	17,621	225,488
Derivative financial instruments	219,527	13	–	–	6	3	4	59	219,612
Other financial liabilities	141	1,982	–	–	343	–	–	–	2,466
Total financial liabilities	431,153	259,900	18,798	26,232	34,698	21,865	17,296	29,118	839,060

As at 31 December 2017
Deposits at amortised cost	338,550	39,421	8,087	7,650	3,405	1,200	267	725	399,305
Cash collateral and settlement balances	1,808	66,298	16	24	5	–	–	–	68,151
Repurchase agreements and other similar secured borrowing	3,550	17,846	4,526	3,557	410	10,259	490	–	40,638
Debt securities in issue	907	17,205	8,497	6,810	10,983	12,053	9,726	4,465	70,646
Subordinated liabilities	–	2,790	1,739	559	4,985	9,789	5,929	6,208	31,999
Trading portfolio liabilities	37,352	–	–	–	–	–	–	–	37,352
Financial liabilities designated at fair value	13,298	102,982	10,609	9,118	18,142	6,177	5,490	12,827	178,643
Derivative financial instruments	237,242	9	3	–	15	5	48	1,755	239,077
Other financial liabilities	446	4,557	–	–	671	–	–	–	5,674
Total financial liabilities	633,153	251,108	33,477	27,718	38,616	39,483	21,950	25,980	1,071,485

Maturity of off-balance sheet commitments received and given

The table below presents the maturity split of the Barclays Bank Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Guarantees, letters of credit and credit insurance	5,581	110	20	13	16	65	10	33	10	5	5,863
Other commitments received	93	42	–	–	–	–	–	–	–	–	135
Total off-balance sheet commitments received	5,674	152	20	13	16	65	10	33	10	5	5,998

As at 31 December 2017
Guarantees, letters of credit and credit insurance	6,373	5	2	3	1	8	7	5	3	4	6,411
Other commitments received	–	29	–	–	–	–	–	–	–	–	29
Total off-balance sheet commitments received	6,373	34	2	3	1	8	7	5	3	4	6,440

Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Contingent liabilities	15,435	1,102	553	145	170	415	435	641	319	179	19,394
Documentary credits and other short-term trade related transactions	70	1,263	325	55	14	11	3	–	–	–	1,741
Standby facilities, credit lines and other commitments	250,802	1,734	1,311	397	667	311	257	424	19	105	256,027
Total off-balance sheet commitments given	266,307	4,099	2,189	597	851	737	695	1,065	338	284	277,162

As at 31 December 2017
Contingent liabilities	16,047	1,085	560	92	242	346	80	59	245	256	19,012
Documentary credits and other short-term trade related transactions	34	593	147	26	6	5	1	–	–	–	812
Standby facilities, credit lines and other commitments	311,481	1,144	883	77	778	44	47	259	2	46	314,761
Total off-balance sheet commitments given	327,562	2,822	1,590	195	1,026	395	128	318	247	302	334,585

Capital resources[a] (audited)
	2018	2017
As at 31 December	£bn	£bn
CET1 capital	23.4	35.5
T1 capital	31.9	47.0
Total regulatory capital	38.4	59.8

Capital, RWAs and leverage are calculated applying the transitional arrangements of the CRR. This includes IFRS 9 transitional arrangements and the grandfathering of

CRR non-compliant capital instruments.

Foreign exchange risk (audited)

Barclays Bank Group is exposed to two sources of foreign exchange risk.

a) Transactional foreign currency exposure

Transactional foreign currency exposures represent exposure on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.

Barclays Bank Group risk management policies prevent the holding of significant open positions in foreign currencies outside the trading portfolio managed by Barclays International which is monitored through VaR.

Banking book transactional foreign exchange risk outside of Barclays International is monitored on a daily basis by the market risk function and minimised by the businesses.

b) Translational foreign exchange exposure

Barclays Bank Group investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital.

Barclays Bank Group strategy is to minimise the volatility of the capital ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of Barclays Bank Group foreign currency RWA exposures.

Functional currency of operations (audited)
	Foreigncurrencynetinvestments	Borrowingswhich hedgethe netinvestments	Derivativeswhich hedgethe netinvestments	Structuralcurrencyexposurespre- economichedges	Economichedges	Remainingstructuralcurrencyexposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2018
USD	28,857	(12,322)	(2,931)	13,604	(4,827)	8,777
EUR	2,672	(3)	-	2,669	(2,146)	523
ZAR	5	-	-	5	-	5
JPY	489	-	-	489	-	489
Other	2,021	-	(37)	1,984	-	1,984
Total	34,044	(12,325)	(2,968)	18,751	(6,973)	11,778

As at 31 December 2017
USD	27,848	(12,404)	(540)	14,904	(6,153)	8,751
EUR	2,489	(3)	-	2,486	(2,127)	359
ZAR	8	-	-	8	-	8
JPY	467	(152)	(301)	14	-	14
Other	2,475	-	(1,299)	1,176	-	1,176
Total	33,287	(12,559)	(2,140)	18,588	(8,280)	10,308

The economic hedges primarily represent the USD and EUR preference shares and Additional Tier 1 (AT1) instruments that are held as equity. These are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes.

During 2018, total structural currency exposure net of hedging instruments increased by £1.5bn to £11.8bn (2017: £10.3bn). Foreign currency net investments increased by £0.7bn to £34bn (2017: £33.3bn) driven predominantly by a £1bn increase in US Dollars and a £0.2bn increase in Euro offset by a £0.5bn decrease in other currencies. The hedges associated with these investments increased by £0.6bn to £15.3bn (2017: £14.7bn).

Analysis of equity sensitivity

Equity sensitivity table measures the overall impact of a +/- 25bps movement in interest rates on retained earnings, fair value through other comprehensive income (FVOCI) and cash flow hedge reserves. This data is captured using DV01 metric which is an indicator of the shift in value for a 1 basis point in the yield curve.

Analysis of equity sensitivity (audited)	31 December 2018		31 December 2017
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
Net interest income	23	(35)	20	(83)
Taxation effects on the above	(6)	9	(6)	25
Effect on profit for the year	17	(26)	14	(58)
As percentage of net profit after tax	2.04%	3.11%	(1.22%)	5.05%

Effect on profit for the year (per above)	17	(26)	14	(58)
Fair value through other comprehensive income reserve	(128)	241	(164)	219
Cash flow hedge reserve	(446)	431	(616)	598
Taxation effects on the above	144	(168)	195	(204)
Effect on equity	(413)	478	(571)	555
As percentage of equity	(0.87%)	(1.00%)	(0.87%)	0.84%